LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Troubled Debt Restructuring
Number of Modifications	8	1
Recorded Investment	$ 6,797	$ 2,400	$ 4,642
Commercial real estate
Troubled Debt Restructuring
Number of Modifications	3	1
Recorded Investment	4,614	2,400	4,537
Commercial, financial, and agricultural
Troubled Debt Restructuring
Number of Modifications	1
Recorded Investment	1,221
Commercial construction
Troubled Debt Restructuring
Number of Modifications	3
Recorded Investment	860
One to four family residential real estate
Troubled Debt Restructuring
Number of Modifications	1
Recorded Investment	$ 102		$ 105